Unique ID	Loan Id	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
6452449973	XXX	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
								RB	B	B	B
6452450033	XXX	3	[3] Finance Charge underdisclosed >$XXX for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
6452450153	XXX	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B